OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Net Sales and Long-lived Assets by Geographic Region (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial information of operating segments
Long-Lived Assets, net	$ 12,241.2	$ 12,055.7
United States
Financial information of operating segments
Long-Lived Assets, net	6,990.8	6,852.2
Europe
Financial information of operating segments
Long-Lived Assets, net	2,515.2	2,409.9
Asia Pacific, excluding Greater China
Financial information of operating segments
Long-Lived Assets, net	831.1	820.3
Latin America
Financial information of operating segments
Long-Lived Assets, net	469.9	508.9
MEA
Financial information of operating segments
Long-Lived Assets, net	177.2	177.9
Canada
Financial information of operating segments
Long-Lived Assets, net	93.9	91.9
Greater China
Financial information of operating segments
Long-Lived Assets, net	$ 1,163.1	$ 1,194.6